Investments - Schedule of Investments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investments in Marketable Securities [Member]
Current assets:
Investments in marketable securities, Beginning balance	$ 3,750	$ 3,696
Investments in marketable securities, Fair value through other comprehensive income (loss)	1,653	54
Investments in marketable securities, Loss of associate
Investments in marketable securities, Impairment
Investments in marketable securities, Additions
Investments in marketable securities, Ending balance	5,403	3,750
Non-current assets:
Investment in associate, Beginning balance	3,750
Investment in associate, Ending balance		3,750
Investment in Associate [Member]
Current assets:
Investments in marketable securities, Beginning balance	1,247
Investments in marketable securities, Ending balance		1,247
Non-current assets:
Investment in associate, Beginning balance	1,247	1,389
Investment in associate, Fair value through other comprehensive income (loss)
Investment in associate, Loss of associate	(334)	(208)
Investment in associate, Impairment
Investment in associate ,Additions		66	[1]
Investment in associate, Ending balance	$ 913	$ 1,247

[1]	The Company accounts for its investment in Paramount, a publicly listed company, using the equity method. In 2023, the Company received 151,855 common shares of Paramount for payment of interest on the secured convertible note receivable accrued between July 1, 2022 and December 27, 2023 when the note was repaid.